CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS	9 Months Ended
Mar. 31, 2017
CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS
CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

9. CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

        Paolo G. Amoruso, our Former V.P. of Legal Affairs and Secretary, and David W. Wesson, our former V.P. of Financial and Accounting Officer, continued, after June 30, 2016, to provide services to the Company as independent consultants pursuant to Consulting Agreements entered into on June 30, 2016, extending through September 30, 2016. Under the Consulting Agreements, Mr. Amoruso received a consulting fee of $30,000 per month and Mr. Wesson received a consulting fee of $25,000 per month. After September 30, 2016, Mr. Wesson continued to provide services as a contractor, respectively, to the Company on an hourly basis pursuant to engagement agreements depending on the needs of the Company. Mr. Amoruso, through his law firm, Paolo G Amoruso PLLC, entered into an engagement agreement with the Company on October 1, 2016 to provide outside counsel services depending on the needs of the Company.

        On June 30, 2016, the Company also entered into Transition Agreements with Messrs. Amoruso and Wesson. Mr. Amoruso and Mr. Wesson agreed in the Transition Agreements that they are not entitled to any payments under their former employment agreements.

        Pursuant to his Transition Agreement, Mr. Amoruso received payments of $150,000 on July 15, 2016, $50,000 on August 15, 2016, and $300,000 on September 15, 2016; provided, if the Company and Mr. Amoruso entered into a new employment agreement as Vice President, General Counsel and Corporate Secretary prior to September 15, 2016, Mr. Amoruso would not be entitled to the September 15, 2016 payment of $300,000. Mr. Amoruso and the Company did not enter into a new employment agreement. In addition, Mr. Amoruso received an award of non qualified stock options to acquire 36,875 shares of the Company's common stock with an exercise price equal to the closing price on June 30, 2016.

        Pursuant to his Transition Agreement, Mr. Wesson received payments of $150,000 on July 15, 2016, August 15, 2016, and September 15, 2016. In addition, Mr. Wesson received an award of non qualified stock options to acquire 34,375 shares of the Company's common stock with an exercise price equal to the closing price on June 30, 2016.

        In March 2017, Ray Leonard, our President and Chief Executive Officer and a director, purchased 50 Units in our Series A Offering, for a purchase price of $50,000.